File No. 33-82366
                                                              File No. 811-08690

              As filed with the Securities and Exchange Commission
                               on November 6, 1997

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                     /X/
                         POST-EFFECTIVE AMENDMENT NO. 6                      /X/
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    /X/
                                 AMENDMENT NO. 8                             /X/

                               THE DLB FUND GROUP
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

               One Memorial Drive, Cambridge, Massachusetts 02142
               --------------------------------------------------
                     (Address of Principal Executive Office)

                                 (617) 225-3800
                                 --------------
              (Registrant's Telephone Number, Including Area Code)

Ronald E. Gwozdz                                    with a copy to:
David L. Babson & Co., Inc.                         Gregory D. Sheehan, Esq.
One Memorial Drive                                  Ropes & Gray
Cambridge, Massachusetts  02142                     One International Place
(Name and Address of Agent for Service)             Boston, Massachusetts  02110

Approximate date of proposed                        As soon as practicable
public offering:                                    after the date this
                                                    registration statement
                                                    becomes effective


It is proposed that this filing become effective (check appropriate box):

|_| Immediately upon filing pursuant to paragraph (b)            |_| on (date) pursuant to paragraph  (b)
|_| 60 days after filing pursuant to paragraph  (a)(1)           |_| on (date) pursuant to paragraph  (a)(1)
|X| 75 days after filing pursuant to paragraph  (a)(2)           |_| on (date) pursuant to paragraph  (a)(2) of rule 485.

If  appropriate,  check the  following  box:

|_| This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

         This amendment relates solely to The DLB Growth Fund. No information relating to any other series of the The DLB Fund Group is amended or superseded hereby.




                               THE DLB FUND GROUP
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                   Part A: Information Required in Prospectus
                   ------------------------------------------

                                           Location in the
N-1A                                       Registration Statement
Item No       Item                         by Prospectus Heading
-------       ----                         ---------------------


1.            Cover Page                   Cover Page

2.            Synopsis                     "Shareholder Transaction and Fund Expenses"

3.            Condensed Financial          Not Applicable
              Information

4.            General Description         "Organization and Capitalization of the Trust,"
              of the Registrant           "Investment Objectives and Policies and Associated
                                          Risks" and Cover Page


5.            Management of the Fund      "Management of the Trust"

5A.           Management's Discussion     Not Applicable
              of Fund Performance

6.            Capital Stock and           "Distributions," "Taxes" and "Shareholder Inquiries"
              Other Securities

7.            Purchase of Securities      "Purchase of Shares" and "Determination of Net Asset
              Being Offered               Value"


8.            Redemption or Repurchase    "Redemption of Shares" and "Determination of Net
                                          Asset Value"

9.            Pending Legal Proceedings   Not Applicable


                         Part B: Information Required in
                   Statement of Additional Information ("SAI")
                   -------------------------------------------

                                         Location in the
N-lA                                     Registration Statement
Item No.      Item                       by SAI Heading
--------      ----                       --------------

10.           Cover Page                 Cover Page

11.           Table of Contents          "Table of Contents"

12.           General Information        Not Applicable
              and History

13.           Investment Objective       "Investment Objectives and Policies and Associated
              and Policies               Risks" in the Prospectus and SAI and "Investment
                                         Restrictions"

14.           Management of the          "Management of the Trust"
              Registrant

15.           Control Persons an         "Description of the Trust and Ownership of Shares"
              Principal Holders of
               Securities

16.           Investment Advisory        "Investment Advisory and Other Services"
              and Other Services

17.           Brokerage Allocation       "Portfolio Transactions"

18.           Capital Stock and Other    "Description of the Trust and Ownership of Shares"
              Securities

19.           Purchase, Redemption       "Purchase of Shares" and "Redemption of Shares" in
              and Pricing of Securities  Prospectus and "Determination of Net Asset Value"
              Being Offered

20.           Tax Status                 "Income Dividends,  Distributions and Tax Status"

21.           Underwriters               Not Applicable

22.           Calculation of             Not Applicable
              Performance Data

23.           Financial Statements       Not Applicable


                                     PART C

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

================================================================================

                                   PROSPECTUS
                               THE DLB GROWTH FUND
                               One Memorial Drive
                         Cambridge, Massachusetts 02142
                                 (617) 225-3800
                                January 20, 1998


         The DLB Growth Fund (the "Fund") is a newly organized portfolio of The DLB Fund Group (the "Trust"), an open-end management investment company offering non-diversified portfolios with different investment objectives and strategies. The Fund is intended primarily to serve as an investment vehicle for institutional investors. The Fund's investment manager is David L. Babson & Co., Inc. (the "Manager").

         Shares of the Fund are sold to investors by the Trust. The minimum initial investment in the Fund is $100,000, and the minimum for each subsequent investment is $10,000.

         This Prospectus concisely describes the information which investors ought to know before investing in The DLB Growth Fund. Please read this Prospectus carefully and keep it for further reference.

         A Statement of Additional Information dated January 20, 1998 is available at no charge by writing to the Trust, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen Madden Bates, One Memorial Drive, Cambridge, Massachusetts 02142, or by telephoning (617) 225-3800. The Statement of Additional Information, which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus.


















--------------------------------------------------------------------------------
         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
         THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE
         COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS
         PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
         OFFENSE.
--------------------------------------------------------------------------------






--------------------------------------------------------------------------------




                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SHAREHOLDER TRANSACTION AND FUND EXPENSES......................................3

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS........................4

PURCHASE OF SHARES.............................................................6

REDEMPTION OF SHARES...........................................................7

DETERMINATION OF NET ASSET VALUE...............................................8

DISTRIBUTIONS..................................................................9

TAXES .........................................................................9

MANAGEMENT OF THE TRUST.......................................................10

PERFORMANCE INFORMATION.......................................................11

ORGANIZATION AND CAPITALIZATION OF THE TRUST..................................11

SHAREHOLDER INQUIRIES.........................................................11

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                    SHAREHOLDER TRANSACTION AND FUND EXPENSES
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ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)

         Management Fees (after fee waiver) (a)...................... [    ]%
         12b-1 Fees(b)...............................................    0
         Other Expenses(after fee waiver)(a)(c)...................... [    ]%
                                                                      -------
         Total Fund Operating Expenses (after fee waiver) (a)........ [    ]%

EXAMPLE:

You would pay the following                      Years
                                                 -----
expenses on a $1,000 investment,
assuming a 5% annual return,                      1              3
with or without redemption at                     -              -
the end of each period:                           $[   ]         $[   ]

---------------

(a) The Manager has agreed with the Fund to reduce its management fee and to bear certain expenses for the current fiscal year to the extent that the Fund's total annual expenses, other than brokerage commissions and transfer taxes, would otherwise exceed [ ]% of the Fund's average daily net assets. Therefore, so long as the Manager agrees to reduce its fee and to bear certain expenses, total annual expenses of the Fund, other than brokerage commissions and transfer taxes, will not exceed [ ]%. Absent such agreement by the Manager to waive its fee and bear certain expenses, management fees would be [ ]%, "Other Expenses" would be [ ]% and Total Fund Operating Expenses would be [ ]%.

(b) The Fund has adopted a distribution and services plan pursuant to Rule 12b-1 that permits payments by the Fund at an annual rate of up to .50% of the Fund's average net assets, but the Trustees do not currently intend to implement such plan during the Fund's current fiscal year. See "Purchase of Shares -- 12b-1 Plan."

(c) "Other Expenses" are based on estimated amounts for the Fund's first full fiscal year.

         The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses of the Fund that are borne by holders of Fund shares. THE FIVE PERCENT ANNUAL RETURN AND ESTIMATED EXPENSES USED IN CALCULATING THE EXAMPLE ARE NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR EXPENSES; ACTUAL PERFORMANCE AND/OR EXPENSES MAY BE MORE OR LESS THAN SHOWN.

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             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------



         The investment objective of the DLB Growth Fund is to seek long-term capital and income growth through investment primarily in common stocks. The Fund is designed for investors seeking above-average total return over longer periods of time. Current yield is secondary to this long-term growth objective. The Fund generally defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products, including but not limited to, passbook savings accounts, certificates of deposit, bonds, U.S. government securities and traditional insurance products, such as whole life policies and annuities.

         Under normal circumstances, substantially all (but no less than 65%) of the Fund's total assets will at all times be invested in common stocks. The Manager will select which issues to invest in based on its assessment of whether the issue is likely to provide favorable capital appreciation and income growth over the long-term. Necessary reserves will be held in cash or high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements. There are no restrictions or guidelines regarding the investment of Fund assets in shares listed on an exchange or traded over-the-counter.

         BASIC INVESTMENT STRATEGY. The Fund believes the true value of a company's stock is determined by its earning power, dividend paying ability, and in many cases, its assets. Consequently, the Fund will seek its objective by remaining substantially fully invested in the common stocks of progressive, well-managed companies in growing industries which have demonstrated both a consistent and an above-average ability to increase their earnings and dividends and which have favorable prospects of sustaining such growth.

         The Fund also believes that the intrinsic worth and the consequent value of the stock of most well-managed and successful companies usually does not change rapidly, even though wide variations in the price may occur. Normally, long-term positions in stocks of the portfolio companies selected will be taken and maintained while the company's record and prospects continue to meet with the Manager's approval. While the Fund does not have a policy of seeking short-term trading profits, it is possible that holdings may be increased when a stock is considered to be undervalued and decreased when it is considered to be overvalued. The Fund also reserves the freedom to invest in securities convertible into common stocks, preferred stocks, high grade bonds or other defensive issues when, in the Manager's judgment, economic and market conditions make such a course desirable and indicate that the shareholders' interests are likely to be best served.

         The Fund cannot guarantee that these objectives will be achieved because there are inherent risks in the ownership of any investment. The value of the Fund's shares will reflect changes in the market value of its investments, and dividends paid by the Fund will vary with the income it receives from these investments, but through careful management and diversification it will seek to reduce risk and enhance the opportunities for long-term growth of capital and income.

         The Fund does not intend to concentrate its investments in any particular industry. Without the approval of shareholders, it will not purchase a security if as a result of such purchase more than 25% of its assets will be invested in a particular industry.

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         PORTFOLIO  TURNOVER.  Although  portfolio  turnover  is not a  limiting factor with respect to the investment decisions for the Fund, the Fund expects to experience relatively low portfolio turnover rates. It is anticipated that under normal circumstances the annual portfolio turnover rate of the Fund will not exceed 30%. However, in any particular year, market conditions may result in greater rates than are currently anticipated. Portfolio turnover involves brokerage commissions and other transaction costs, which will be borne directly by the Fund, and could involve realization of capital gains that would be taxable when distributed to shareholders. See "Taxes" below and "Portfolio
Transactions"  in  the  Statement  of  Additional   Information  for  additional
information. The tax consequences of portfolio transactions may be a secondary consideration for tax-exempt investors.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements. Under repurchase agreements the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price exceeds the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default on its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays and risks of loss.

         FIRM COMMITMENTS. The Fund may enter into firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. The Fund will only enter into firm commitment arrangements with parties which the Manager determines present minimal credit risks. The Fund will maintain, in a segregated account with its custodian, cash or securities in an amount equal to the Fund's obligations under firm commitment agreements. The Fund bears the risk that the other party will fail to satisfy its obligations to the Fund. Such a default may subject the Fund to expenses, delays and risks of loss.

         LOANS OF PORTFOLIO SECURITIES. The Fund may make secured loans of portfolio securities on up to 33 1/3% of the Fund's total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to parties that are believed by the Manager to be of relatively high credit standing. Securities loans are made pursuant to agreements requiring that loans be continuously secured by collateral in cash or U.S. Government securities at least equal at all times to the market value of the securities lent. The borrower pays to the Fund an amount equal to any dividends or interest received on the securities lent. The Fund may invest the cash collateral received or may receive a fee from the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice. The Fund may also call such loans in order to sell the securities involved. The Fund pays various fees in connection with such loans including shipping fees and reasonable custodian and placement fees.

         RISKS OF NON-DIVERSIFICATION. The Fund is a "non-diversified" fund and as such is not required to meet any diversification requirements under the Investment Company Act of 1940. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in the securities of relatively few issuers, rather than invest in the securities of a large number of issuers merely to satisfy diversification requirements. Investment in the securities of a limited number of issuers may increase the risk of loss to the Fund should there be a decline in the market value of any one portfolio security. Investment in a non-diversified fund therefore entails greater risks than investment in a "diversified" fund.

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         CHANGES TO INVESTMENT OBJECTIVES. The investment objective and policies of the Fund may be changed by the Trustees without shareholder approval. Any such change may result in the Fund having an investment objective and policies different from the objective and policies which a shareholder considered
appropriate  at  the  time  of  such  shareholder's   investment  in  the  Fund.
Shareholders of the Fund will be notified of any changes in the Fund's investment objective or policies through a revised prospectus or other written communication.


--------------------------------------------------------------------------------

                               PURCHASE OF SHARES
--------------------------------------------------------------------------------


         Shares of the Fund may be purchased directly from the Trust on any day when the New York Stock Exchange is open for business (a "business day"). The minimum for an initial investment in the Fund is $100,000, and the minimum for each subsequent investment is $10,000. The purchase price of a share of the Fund is the net asset value next determined after a purchase order is received in good order. No sales charge is imposed on purchases of Fund shares.

         Shares of the Fund may be purchased either (i) in exchange for common stocks on deposit at The Depository Trust Company ("DTC") or appropriate fixed income securities, subject to the determination by the Manager that the securities to be exchanged are acceptable, (ii) in cash (i.e., by wire transfer) or (iii) by a combination of such securities and cash. In all cases, the Manager reserves the right to reject any particular investment. Securities accepted by the Manager in exchange for Fund shares will be acquired for investment only and not for resale and will be valued as set forth under "Determination of Net Asset Value" (generally the last quoted sale price) as of the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Trust upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes may be realized by investors subject to Federal income taxation upon the exchange, depending upon the investor's basis in the securities tendered.

         The Manager will not approve the acceptance of securities in exchange for Fund shares unless (1) the Manager, in its sole discretion, believes the securities are appropriate investments for the Fund; (2) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities may be acquired under the investment restrictions applicable to the Fund. Investors interested in purchases through exchange should telephone the Manager at (617) 225-3800, Attn: Maureen Madden Bates.

         Investors should call the offices of the Trust before attempting to place an order for Fund shares. The Trust reserves the right at any time to reject an order.

         The deadline for wiring federal funds to the Trust is 2:00 p.m. Eastern time; in the case of an investment in-kind, the investor's securities must be placed on deposit at DTC, and 4:00 p.m. Eastern time is the deadline for transferring those securities to the account designated by the Fund's custodian, Investors Bank & Trust Company. In most cases, if the consideration is not received by the Trust before the relevant deadline, the purchase order is not considered to be in good order and the purchase order and consideration are required to be resubmitted on the following business day.

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         All federal funds must be transmitted to Investors Bank & Trust Company to Account No. 777777722 for the account of the Fund.

         "Federal funds" are monies credited to Investors Bank & Trust Company's account with the Federal Reserve Bank of Boston.

         Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will send to shareholders written confirmation (including a statement of shares owned) at the time of each transaction.

         12B-1 PLAN. The Trust has adopted a distribution and services plan (the "Plan") for the Fund under Rule 12b-1 of the Investment Company Act of 1940, but the Trustees do not intend to implement such Plan during the Trust's current fiscal year. The purposes of the Plan if implemented would be to compensate and/or reimburse investment dealers and other persons for services provided and expenses incurred in promoting sales of shares, reducing redemptions or improving services provided to shareholders by such dealers and other persons. The Plan would permit payments by the Fund for such purposes at an annual rate of up to .50% of the Fund's average daily net assets, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plan for such periods as they may determine. Subject to these limitations, the amount of payments under the Plan and the specific purposes for which they are made would be determined by the Trustees. At present, the Trustees have no intention of implementing the Plan.


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                              REDEMPTION OF SHARES
--------------------------------------------------------------------------------


         Shares of the Fund may be redeemed on any business day in cash or in kind. The redemption price is the net asset value per share next determined after receipt of the redemption request in good order. There is no redemption fee for the Fund. Cash payments generally will be made by transfer of Federal funds for payment into the investor's account the next business day following the redemption request. Redemption requests should be sent to Investors Bank & Trust Company. In order to help facilitate the timely payment of redemption proceeds, it is recommended that investors telephone the Manager at (617) 225-3800, Attn: Maureen Madden Bates, at least two days prior to submitting a request.

         Payment on redemption will be made as promptly as possible and in any event within seven days after the request for redemption is received by the Trust in good order. A redemption request is in good order if it includes the correct name in which shares are registered, the investor's account number and the number of shares or the dollar amount of shares to be redeemed and if it is signed correctly in accordance with the form of registration. Persons acting in a fiduciary capacity, or on behalf of a corporation, partnership or trust must specify, in full, the capacity in which they are acting. In-kind redemptions, as described below, will be transferred and delivered as directed by the investor.

         If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Securities used to redeem Fund shares in kind will be valued in accordance with the Fund's procedures for valuation described under "Determination of Net Asset Value." Investors generally will incur brokerage charges on the sale of any such securities so received in payment of redemptions.

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         When opening an account with the Trust,  shareholders  will be required to designate the account(s) to which funds or securities may be transferred upon redemption. Designation of additional accounts and any change in the accounts originally designated must be made in writing with the signature guaranteed by a commercial bank, a member firm of a domestic securities exchange or one of certain other financial institutions.

         The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during an emergency which makes it reasonably impracticable for the Fund to dispose of its securities or fairly to determine the value of the net assets of the Fund, or during any other period permitted by the Securities and Exchange Commission for the protection of investors.


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                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------


         The net asset value of a share of the Fund is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open, other than a day on which no shares of the Fund were tendered for redemption and no order to purchase shares was received by the Fund. If no shares of the Fund are tendered for redemption during a month and no order to purchase shares is received by the Fund during such month, the net asset value of a share of the Fund will be determined on the last business day of such month. The net asset value per share for the Fund is determined by dividing the total value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. Portfolio securities (including options and futures contracts) for which market quotations are available are valued at the last quoted sale price, or, if there is no such reported sale, at the closing bid price. Securities traded in the over-the-counter market are valued at the most recent bid price as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on one or more stock exchanges are valued according to the broadest and most representative market. Unlisted securities for which market quotations are not readily available are valued at the most recent quoted bid price. Short term debt securities with a remaining maturity of 60 days or less will be valued at amortized cost, unless conditions dictate otherwise. Illiquid securities or restricted securities will be valued at fair value based on information supplied by a broker. Other assets for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Trustees of the Trust. Determination of fair value will be based upon such factors as are deemed relevant under the circumstances, including the financial condition and operating results of the issuer, recent third party transactions (actual or proposed) relating to such securities and, in extreme cases, the liquidation value of the issuer.


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                                  DISTRIBUTIONS
--------------------------------------------------------------------------------


         The Fund intends to pay out as dividends substantially all of its net investment income (which comes from dividends and any interest it receives from its investments and net short-term capital gains). The Fund also intends to distribute substantially all of its net long-term capital gains, if any, after giving effect to any available capital loss carryover. The Fund's present policy is to declare and pay distributions of its dividends and interest at least annually. The Fund also intends to distribute net short-term capital

--------------------------------------------------------------------------------



gains and net long-term capital gains at least annually. All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. Shareholders may make this election by marking the appropriate box on the application form or by writing to Investors Bank & Trust Company.


--------------------------------------------------------------------------------

                                      TAXES
--------------------------------------------------------------------------------


         The following is a general summary of the federal income tax consequences for the Fund and shareholders who are U.S. citizens or residents or domestic corporations. The last paragraph of this section contains information relevant to foreign investors. Shareholders should consult their own tax advisors about the tax consequences of investments in the Fund in light of their particular tax situations. Shareholders should also consult their own tax advisors about consequences under foreign, state, local or other applicable tax laws.

         The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund itself will not pay federal income tax on the income and gain distributed annually to its shareholders. Distributions of ordinary income and short-term capital gains, whether received in cash or reinvested shares, will be taxable as ordinary income to shareholders subject to federal income tax. Designated distributions of net gains on capital assets held for more than one year but not more than 18 months and net gains on capital assets held for more than 18 months are taxable as such, regardless of how long a shareholder may have owned shares in the Fund or whether received in cash or in reinvested shares. Any loss recognized on the sale or disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. A distribution paid to shareholders in January generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

         BACK-UP WITHHOLDING. The back-up withholding rules set forth below do not apply to tax exempt entities or corporations that furnish the Trust with an appropriate certification. For other shareholders, however, the Trust is generally required to withhold and remit to the U.S. Treasury 31% of all distributions, whether distributed in cash or reinvested in shares, and 31% of the proceeds of any redemption paid or credited to the shareholder's account if an incorrect or no taxpayer identification number has been provided, where appropriate certification has not been provided for a foreign shareholder, or where the Trust is notified that the shareholder has underreported income in the past (or the shareholder fails to certify that he is not subject to such withholding). Special withholding rules, described below, may apply to foreign shareholders.

         WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS. Dividend distributions (including in general distributions derived from short-term capital gains, dividends and interest) are in general subject to a U.S. withholding tax of 30% when paid to a non-resident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are residents in a country, such as the United Kingdom, that has an income tax treaty with the United States may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net long-term capital gains to a foreign

--------------------------------------------------------------------------------



shareholder and any gain realized upon the sale of Fund shares by such a shareholder will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year and certain other conditions apply. Foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder, however, will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results and all foreign investors are urged to consult their tax advisors.


         NEW WITHHOLDING TAX RULES FOR PAYMENTS AFTER 1998. The Internal Revenue Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations will generally be effective for payments made on or after January 1, 1999 (although transition rules will apply). In some cirumstances, the new rules will increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the 31% back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------


         The Fund is advised  and managed by David L.  Babson & Co.,  Inc.,  One
Memorial Drive, Cambridge, Massachusetts 02142, which provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. David L. Babson & Co., Inc., a registered investment adviser, is a wholly owned subsidiary of DLB Acquisition Corp., a holding company, which is controlled by Mass Mutual Holding Company, a holding company and wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company.

         Under a separate Management Contract relating to the Fund, the Manager selects and reviews the Fund's investments and provides executive and other personnel for the management of the Trust. Pursuant to the Trust's Agreement and Declaration of Trust, the Board of Trustees supervises the affairs of the Trust as conducted by the Manager. In the event that the Manager ceases to be the manager of the Fund, the right of the Fund or of the Trust to use the identifying name "DLB" may be withdrawn.

         The Fund pays the Manager a monthly fee at the annual rate of [ ]% the Fund's average daily net assets. The Manager, however, has agreed to waive a portion of its fee and to bear certain expenses for the current fiscal year to the extent the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) would exceed [ ]% of the Fund's average daily net assets.

         James B. Gribbell, a portfolio manager of the Manager, is primarily responsible for the day-to-day management of the Fund. He is a Chartered Financial Analyst. Mr. Gribbell has been employed by the Manager in portfolio management for more than five years.


--------------------------------------------------------------------------------

                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


         Total return data may from time to time be included in advertisements about the Fund. "Total return" for the one-year period and for the life of the Fund, each through the most recent calendar quarter, represents the average annual compounded rate of return on an investment of $1000 in the Fund at net asset value (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Quotations of total return for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect.

--------------------------------------------------------------------------------



         All data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles.


--------------------------------------------------------------------------------

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST
--------------------------------------------------------------------------------


         The Trust was established on August 1, 1994 as a business trust under Massachusetts law. The Trust has an unlimited number of authorized shares of beneficial interest which may, without shareholder approval, be divided into an unlimited number of series of such shares and which are presently divided into seven series of shares, each representing a different fund. The Trust does not generally hold annual meetings of shareholders and will do so only when required by law. Matters submitted to shareholder vote must be approved by each fund of the Trust except (i) when required by the Investment Company Act of 1940, shares shall be voted together as a single class, and (ii) when the Trustees have determined that the matter affects one or more funds, then only shareholders of such fund or funds shall be entitled to vote on the matter. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, in liquidation of the fund, are entitled to receive the net assets of the fund. Shareholders holding a majority of the outstanding shares of the Trust may remove Trustees from office by votes cast in person or by proxy at a meeting of shareholders or by written consent. Massachusetts Mutual Life Insurance Company currently owns more than 25% of the outstanding shares of the Fund and therefore is deemed to "control" the Fund within the meaning of the Investment Company Act of 1940.

         Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The risk of a shareholder incurring financial loss on account of that liability, however, is considered remote because liability may arise only in very limited circumstances and shareholders are entitled to indemnification out of the assets of the Fund for any such liability.

--------------------------------------------------------------------------------

                              SHAREHOLDER INQUIRIES
--------------------------------------------------------------------------------


         Shareholders may direct inquiries to the Trust c/o David L. Babson & Co., Inc., Marketing Department, Attn: Maureen Madden Bates, One Memorial Drive, Cambridge, Massachusetts 02142 (617-225-3800).

         When required by the Investment Company Act of 1940, the Manager's discussion of the performance of the Fund in its most recent fiscal year as well as a comparison of the Fund's performance over the life of the Fund with that of a benchmark securities index selected by the Manager will be included in the Trust's Annual Report for that fiscal year. Copies of the Annual Report will be available upon request without charge.

--------------------------------------------------------------------------------


LEGAL COUNSEL
Ropes & Gray
One International Place
Boston, MA  02110


INDEPENDENT AUDITORS
[to be named]


CUSTODIAN
Investors Bank & Trust Company
John Hancock Tower
200 Clarendon Street, 5th Floor
Boston, MA  02116


TRANSFER AGENT
Investors Bank & Trust Company
John Hancock Tower
200 Clarendon Street, 5th Floor
Boston, MA  02116

                               THE DLB GROWTH FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                January 20, 1998

















This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the prospectus of The DLB Growth Fund dated January 20, 1998, as amended from time to time, and should be read in conjunction therewith. A copy of the Prospectus may be obtained free of charge by writing The DLB Fund Group, c/o David L. Babson & Co., Inc., Marketing Department, Attention: Maureen Madden Bates, One Memorial Drive, Cambridge, Massachusetts 02142, or by telephoning (617) 225-3800.






                                Table of Contents
                                -----------------

Caption                                                                   Page
-------                                                                   ----

INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS......................1

INVESTMENT RESTRICTIONS......................................................1

INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS...............................2

MANAGEMENT OF THE TRUST......................................................4

INVESTMENT ADVISORY AND OTHER SERVICES.......................................6

PORTFOLIO TRANSACTIONS.......................................................7

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES.............................9

DETERMINATION OF NET ASSET VALUE............................................11


                                       -2-





             INVESTMENT OBJECTIVES AND POLICIES AND ASSOCIATED RISKS

         The investment objective and policies of The DLB Growth Fund (the "Fund") of The DLB Fund Group (the "Trust") are set forth in the Fund's Prospectus.

                             INVESTMENT RESTRICTIONS

         Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the Fund:

                  (1) Borrow money in excess of 33 1/3% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes. Such borrowings will be repaid before any investments are purchased.

                  (2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

                  (3) Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the Fund may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein or for use as office space for the Fund.

                  (4) Make loans, except by purchase of debt obligations (including nonpublicly traded debt obligations), by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the Fund's assets.

                  (5) Issue any senior security (as that term is defined in the Investment Company Act of 1940 (the "1940 Act")), if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. (The Fund has no intention of issuing senior securities except as set forth in Restriction 1 above.)

                  (6) Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities are not considered to represent industries.)

                  (7) Purchase or sell commodities or commodity contracts, including futures contracts.

         Notwithstanding the latitude permitted by Restriction 1 above, the Fund has no current intention in the coming year of borrowing money from banks.

         It is contrary to the present policy of the Fund, which may be changed by the Trustees without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the Trustees of the Fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

         Except as otherwise indicated in Restriction 1 or in the immediately preceding paragraph, all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

         The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to the Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                 INCOME DIVIDENDS, DISTRIBUTIONS AND TAX STATUS

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or firm commitments) derived with respect to its business of investing in such stock, securities or currencies;

         (b) distribute at least 90% of its dividend, interest and certain other income (including, in general, short-term capital gains) each year; and (c) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. In addition, until the start of the Fund's first tax year beginning after August 5, 1997, the Fund must derive less than 30% of its gross income from gains from the sale or other disposition of securities and certain other assets (including certain foreign currency contracts) held for less than three months. So long as the Fund qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

         The tax status of the Fund and the distributions which it may make are summarized in the Prospectus under the heading "Taxes." The Fund intends to pay out substantially all of its ordinary income and net short-term capital gains, and to distribute substantially all of its net capital gain, if any, after giving effect to any available capital loss carry-over. Net capital gain is the excess of net long-term capital gain over net short-term capital loss. It is the policy of the Fund to make distributions sufficient to avoid the imposition of a 4% excise tax on certain undistributed amounts. A shareholder may be limited in its ability to recognize losses on the sale of Fund shares if the shareholder subsequently invests in the Fund or another fund of The DLB Fund Group.

         Certain transactions entered into by the Fund, such as firm commitments and hedging transactions, may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert short-term capital gains or losses into long-term capital gains or losses. Such transactions may therefore affect the amount, timing and character of distributions to shareholders. Qualification requirements noted above may restrict the Fund's ability to engage in such transactions.

         Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from or the sale of its investment in such a company, which tax could not be eliminated by making distributions to Fund shareholders. To avoid this treatment, the Fund may elect to mark to market annually all of its stock in a passive foreign investment company. Alternatively, if the Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the Fund does not currently expect to be in the position to make such elections.

         In general, all dividends derived from ordinary income and short-term capital gain are taxable to investors as ordinary income (subject to special rules concerning the availability of the dividends-received deduction for corporations) and distributions of net gains on capital assets held for more than one year but not more than eighteen months and of net gains on capital assets held for more than 18 months are taxable to investors as such, regardless of how long a shareholder may have owned shares in the Fund or whether such distributions are received in shares or cash. Tax exempt organizations or entities will generally not be subject to federal income tax on dividends or distributions from the Fund, except certain organizations or entities, including private foundations, social clubs, and others, which may be subject to tax on dividends or capital gains. Each organization or entity should review its own circumstances and the federal tax treatment of its income.

         The dividends-received deduction for corporations will generally apply to the Fund's dividends paid from investment income to the extent derived from dividends received by the Fund from domestic corporations that would be entitled to such deduction in the hands of the Fund if it were a regular corporation. A corporate shareholder will only be eligible to claim a dividends-received deduction with respect to a dividend from the Fund if the shareholder held its shares on the ex-dividend date and for a least 45 more days during the 90-day period surrounding the ex-dividend date.

         If the Fund invests in foreign securities, it may be subject to foreign withholding taxes on income and gains derived from foreign investments. Such taxes would reduce the yield on the Fund's investments.


                             MANAGEMENT OF THE TRUST

         The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

Trustees

         *Ronald E. Gwozdz, age 58, has been the Executive Vice President of the Manager since March 1996 and a Director since August 1995. Mr. Gwozdz has been the Managing Director of Babson-Stewart Ivory International since 1994, prior to which he was Senior Vice President of Auburndale Management since January 1990, and before that, President of Plymouth Funds for Fidelity Investments.

         *Peter C. Thompson, age 64, Chairman of the Trustees, is the President, Chief Executive Officer and a Director of the Manager and a Managing Director of Babson-Stewart Ivory International.

         Charles E. Hugel, age 69, serves as a Director of Eaton Corporation, a manufacturer of auto parts, and Pitney Bowes, Inc., a manufacturer of business and office equipment. He is also Chairman of the Board of Trustees of Lafayette College. Mr. Hugel is the former Chairman of Asea Brown Boveri Inc., which principally engages in the manufacture of electrical equipment and the generation, transmission, distribution and transportation of power, the former Chairman, President and Chief Executive Officer of Combustion Engineering, Inc. and a former Executive Vice President of American Telephone and Telegraph Company.

         Richard A. Nenneman, age 68, is the former Editor-in-Chief of The Christian Science Monitor and a former Senior Vice President of Girard Bank. He currently serves as a member of the boards of various civic associations.

         Richard J. Phelps, age 69, is the Chief Executive Officer of Phelps Industries, Inc., a manufacturer of rawhide dog treats. He currently serves as a director of Superior Pet, U.K. and Superior Pet Australia, both manufacturers of rawhide dog treats; Bio-Comp, USA, a manufacturer of fertilizer; MRI Corp., USA; Stockton Baseball Co., USA; and Babson-Stewart Ivory International Fund, Inc.

*Deemed to be an "interested person" of the Trust and the Manager, as defined by the 1940 Act

Officers

         Ronald E. Gwozdz, President.

         DeAnne B. Dupont, age 43, Treasurer, is the Vice President of the Manager.

         Frank L. Tarantino, age 57, Clerk, is the Senior Vice President and Chief Operating Officer of the Manager. Mr. Tarantino was President of Liberty Securities Corporation from 1994 to 1997, and was previously Executive Vice President of State Street Research & Management Company.

         The mailing  address of each of the  officers and Trustees is c/o David
L. Babson & Co., Inc., One Memorial Drive, Cambridge, Massachusetts 02142.

         Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they may have held different positions with such employers.

Trustee Compensation Table

         The Trust pays each Trustee a fee for his services. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to Trustees of other mutual fund complexes. The fees paid to each Trustee by the Trust for the Trust's most recently completed fiscal year are shown below:

                                                Total Compensation
                           Aggregate              from Registrant
                          Compensation            and Fund Complex
Name of Trustee          from Registrant*         Paid to Trustees
--------------------------------------------------------------------------------
Ronald E. Gwozdz                $0                       $0

Charles E. Hugel            11,000                   11,000

Richard A. Nenneman         11,000                   11,000

Richard J. Phelps           11,000                   11,000

Peter C. Thompson                0                        0

---------------
*Includes an annual retainer and an attendance fee for each meeting attended.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

         The Trust's investment manager, David L. Babson & Co., Inc. (the "Manager"), One Memorial Drive, Cambridge, Massachusetts 02142, is a wholly owned subsidiary of DLB Acquisition Corp., a holding company which is owned by Mass Mutual Holding Company, a holding company and a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company, a mutual life insurance company. Massachusetts Mutual Life Insurance Company also currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" the Fund within the meaning of the Investment Company Act of 1940. As disclosed in the Prospectus under the heading "Management of the Trust," under a separate Management Contract (the "Management Contract") between the Trust and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions," the Trust's portfolio transactions may be placed with broker-dealers which furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

         As disclosed in the Prospectus, the Fund pays the Manager a monthly fee at the annual rate of the relevant Fund's average daily net assets set forth therein. In addition, the Manager has agreed to waive its fee and to bear certain expenses until further notice to the extent the Fund's annual expenses (including the management fee, but excluding brokerage commissions and transfer taxes) would exceed the percentage of the Fund's average daily net assets set forth in the Prospectus.

         Custodial Arrangements. Investors Bank & Trust Company ("IBT") serves as the Trust's custodian on behalf of The DLB Fund Group of which The DLB Growth Fund is a part. As such, IBT holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, IBT receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

                             PORTFOLIO TRANSACTIONS

         Investment Decisions

         Investment decisions for the Fund and for the other investment advisory clients of the Manager and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Manager's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

         Brokerage and Research Services

         Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the Manager may receive brokerage and research services and other similar services from many broker-dealers with which the Manager place the
Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services may include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the Manager's investment professionals. Where the services referred to above are not used exclusively by the Manager for research purposes, the Manager, based upon allocations of expected use, would bear that portion of the cost of these services which directly relates to their non-research use. Some of these services may be of value to the Manager or its affiliates in advising various of their clients (including the Fund), although not all of these services would necessarily be useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Manager or its affiliates may receive these services even though the Manager might otherwise be required to purchase some of these services for cash.

         The Manager places orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. In so doing, the Manager uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent they may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Manager, having in mind the Fund's best interests, consider all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, the Manager may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Manager an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The Manager's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly the Manager will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

         The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated August 1, 1994. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts.
The fiscal year for the Fund ends on December 31.

         Each share of the Fund represents an equal proportionate interest in the Fund. Shares of the Trust do not have any preemptive rights. Upon liquidation of the Fund, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series of shares with such dividend preferences and other rights as the Trustees may designate. While the Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. The Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders.

         The DLB Fund Group includes the following funds, with the inception dates listed: Fixed Income Fund, July 25, 1995; Global Small Cap Fund, July 19, 1995; Value Fund, July 25, 1995; Mid Cap Fund, July 25, 1995; Global Bond Fund, August 26, 1996; Quantitative Equity Fund, August 26, 1996; and Growth Fund, January 20, 1998.

Voting Rights

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders of funds within The DLB Fund Group vote by individual fund on all matters except (i) when required by the 1940 Act, shares shall be voted in the aggregate and not by individual fund, and (ii) when the Trustees have determined that the matter affects only the interests of one or more funds, then only shareholders of such funds shall be entitled to vote thereon. Shareholders of one fund shall not be entitled to vote on matters exclusively affecting another fund within The DLB Fund Group, such matters including, without limitation, the adoption of or change in the investment objective, policies or restrictions of the other fund and the approval of the investment advisory contract of the other fund.

         There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. Upon written request by the holders of at least 10% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). In addition, shareholders of the Trust holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

         Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote because it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


                        DETERMINATION OF NET ASSET VALUE

         As indicated in the Prospectus, except on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund, the net asset value of each Fund share is determined at 4:15 p.m., Eastern time, on each day on which the New York Stock Exchange is open for trading. The Trust expects that the days, other than weekend days, that the New York Stock Exchange will not be open are New Year's Day, Presidents' Day, Good Friday and Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                               THE DLB FUND GROUP

                                   FORM N-1A

                           PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits.

                  (a)       Index  to  Financial   Statements   and   Supporting
                            Schedules: None
                  (b)       Exhibits:
                           (1)      (a)  Agreement and Declaration of Trust*
                                    (b)  Amendment No.1 to Agreement and
                                           Declaration of Trust*
                           (2)      By-Laws*
                           (3)      Not Applicable
                           (4)      Not Applicable
                           (5)      Forms of Management Contracts
                                   (a)     Management Contract between the Trust
                                           and David L. Babson & Co.,  Inc. (the
                                           "Manager")  on  behalf  of the  Fixed
                                           Income Fund*
                                   (b)     Management Contract between the Trust
                                           and  the  Manager  on  behalf  of the
                                           Global Small Capitalization Fund*
                                   (c)     Sub-Advisory  Agreement  between  the
                                           Manager  and  Babson-  Stewart  Ivory
                                           International  ("BSII")  on behalf of
                                           the Global Small Capitalization Fund*
                                   (d)     Management Contract between the Trust
                                           and  the  Manager  on  behalf  of the
                                           Value Fund*
                                   (e)     Management Contract between the Trust
                                           and the  Manager on behalf of the Mid
                                           Capitalization Fund*
                                   (f)     Management Contract between the Trust
                                           and  the  Manager  on  behalf  of the
                                           Global Bond Fund**
                                   (g)     Sub-Advisory  Agreement  between  the
                                           Manager    and     Potomac     Babson
                                           Incorporated ("PBI") on behalf of the
                                           Global Bond Fund**

--------
      * Incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on February 19, 1997
      ** Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on July 31, 1996.

                                       C-1






                                    (h)     Management   Contract   between  the
                                            Trust and the  Manager  on behalf of
                                            the Quantitative Equity Fund**
                                    (i)     Management   Contract   between  the
                                            Trust and the  Manager  on behalf of
                                            the  Growth  Fund -- to be  filed by
                                            amendment.
                           (6)      Not Applicable
                           (7)      Not Applicable
                           (8) Form of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")*
                           (9) Form of Transfer Agency Agreement between the Trust and IBT
                           (10)     Opinion and Consent of Ropes & Gray*
                           (11)     Not Applicable
                           (12)     Not Applicable
                           (13) Letter of Understanding relating to Initial Capital*
                           (14)     Not Applicable
                           (15)     Not Applicable
                           (16)     Not Applicable
                           (17)     Not Applicable
                           (18)     Not Applicable
                           (19) Powers of Attorney for Peter C. Thompson, Ronald E. Gwozdz, Charles E. Hugel, Richard
                                    A. Nenneman, Peter S. Schliemann, Richard J.
                                    Phelps and DeAnne B. Dupont*















------------------

         * Incorporated by reference to Registrant's Post-Effective Amendment No. 5 filed on February 19, 1997.

         ** Incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on July 31, 1996.

                                       C-2






Item 25.  Persons Controlled by or under Common Control with Registrant.

         At and as of the date of this Post-Effective Amendment, the Registrant did not, directly or indirectly, control any Person. Massachusetts Mutual Life Insurance Company ("Mass Mutual") currently owns more than 25% of the outstanding shares of each Fund and therefore is deemed to "control" each Fund within the meaning of the Investment Company Act of 1940. The following entities also are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. MassMutual Holding Company, a Delaware corporation, all the stock of which is owned by MassMutual.

2. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

3.       MassMutual   Institutional  Funds,  a  registered  open-end  investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

4. MML Bay State Life Insurance Company, a Missouri corporation, all the stock of which is owned by MassMutual.

5. MassMutual of Ireland, Ltd., incorporated in the Republic of Ireland to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

6. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

7. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

8. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

9. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

10. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.


                                       C-3






11. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

13. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for certain MassMutual subsidiaries and affiliates, all of the stock of which is owned by MassMutual Holding Company.

14. MML Investors Services, Inc., a registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

15. G.R. Phelps & Company, Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

16. MassMutual International, Inc., a Delaware holding company of foreign insurance companies, all of the stock of which is owned by MassMutual Holding Company.

17. MassLife Seguros de Vida S.A. (Argentina), a life insurance company incorporated in Argentina. MassMutual Holding Company owns 99.99% of the outstanding capital stock of MassLife Seguros de Vida S.A.

18. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

19. DLB Acquisition Corporation ("DLB Acquisition"), a Delaware corporation. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB Acquisition, which serves as a holding company for certain investment advisory subsidiaries of MassMutual.

20. Oppenheimer Acquisition Corporation is a Delaware corporation ("OAC") which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC.

21. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company, all of the stock of which is owned by MassMutual Holding Trust I.

22. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

                                       C-4






23. MML Realty Management Corporation, a property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

24. Westheimer 335 Suites, Inc. was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

25. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

26. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized bond obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

27. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

28. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

29. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

30. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

31. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 90% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

32. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

33. MassMutual Internacional (Chile) S.A, a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

34. MassMutual International (Luxembourg) S.A, a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

                                       C-5






35. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Internacional (Chile) owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

36. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

37. MML Securities Corporation, a Massachusetts securities corporation, all of the stock of which is owned by MML Investors Services, Inc.

38. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation.

39.      David  L.  Babson  &  Co.,  Inc.,  a  registered   investment   adviser
         incorporated in Massachusetts, all of the stock of which is owned by DLB Acquisition.

40. Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

41. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

42. MassMutual High Yield Partners LLC, a Delaware limited liability company that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. holds 1.28%, for a total of 42.55% of the ownership interest in this company.

43. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds approximately 90% ownership interest in this company.

44. First Israel Mezzanine Investors, Ltd., an Israeli corporation which operates as managing general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in First Israel Mezzanine Investors, Ltd.

45.      First  Israel   Mezzanine   Investors  Fund,  LP,  a  Delaware  limited
         partnership, of which MassMutual holds a 37.5% ownership interest.

46. MBD Mezzanine Investments, LLC, a Delaware limited liability company, which operates as the participating general partner of First Israel Mezzanine Investors Fund, LP. MassMutual holds a 33% ownership interest in MBD Mezzanine Investments, LLC.


                                       C-6






47. Diversified Insurance Services Agency of America, Inc. (Alabama), a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

48. Diversified Insurance Services Agency of America, Inc. (Hawaii), a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

49. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

50. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc. incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

51. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc. incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. by means of a voting trust.

52. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

53. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

54. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

55. Potomac Babson Incorporated, a Massachusetts corporation that is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

56. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David
         L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

57. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns 40% of the outstanding shares of beneficial interest.


                                       C-7






58. Oppenheimer Series Fund I Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own approximately 27% of the outstanding shares of beneficial interest.

59.      Centennial Asset Management  Corporation,  a Delaware  corporation that serves  as  the  investment  adviser  and  general  distributor  of the
         Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

60. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

61. Main Street Advisers, Inc., a Delaware corporation, all the stock of which is owned by OppenheimerFunds, Inc.

62.      OppenheimerFunds   Distributor,   Inc.,  a   registered   broker-dealer
         incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

63. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

64. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

65. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

66.      MultiSource  Service,  Inc., a Colorado  corporation that operates as a
         clearing   broker,   all  of  the   stock   of   which   is   owned  by
         OppenheimerFunds, Inc.

67. Centennial Capital Corporation, a former sponsor of unit investment trust that is incorporated in Delaware, all the stock of which is owned by Centennial Asset Management Corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

69. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate investment fund. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

70. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation

                                       C-8






         holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

         MassMutual is the investment adviser to the following investment companies, and as such may be deemed to control them.

1. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

2.       MassMutual    Participation    Investors,   a   registered   closed-end
         Massachusetts business trust.

3.       MML  Series  Investment  Fund,  a  registered  open-end   Massachusetts
         business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

4. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares of which are owned by MassMutual.

5. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation that issued Collateralized Bond Obligations on or about May 1, 1991, which is owned equally by MassMutual interests (MassMutual and MassMutual Holding MSC, Inc.) and Carlson Investment Management Co.

6. MassMutual Corporate Value Partners, Ltd., an off-shore unregistered investment company.

7. MassMutual High Yield Partners LLC, a high yield bond fund organized as a Delaware limited liability company.

Item 26.  Number of Holders of Securities.


                                                    Number of Record Holders
         Title of Class                             as of September 30, 1997
         --------------                              ----------------------

Shares of Beneficial Interest of Fixed
 Income Fund                                                  14
Shares of Beneficial Interest of Global Small
 Cap Fund                                                      9
Shares of Beneficial Interest of Value Fund                   20
Shares of Beneficial Interest of Mid Cap Fund                 10
Shares of Beneficial Interest of Global
 Bond Fund                                                     6
Shares of Beneficial Interest of Quantitative
 Equity Fund                                                  13

Item 27.  Indemnification.


                                       C-9






          Article VIII Sections 1, 2 and 3 of Registrant's Agreement and Declaration of Trust provides as follows with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities:

         Section 1. Trustees, Officers, Etc. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

         Section 2. Compromise Payment. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry), that such Covered Person is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry), to the effect that

                                      C-10






such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         Section 3. Indemnification Not Exclusive. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the Commission), and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person; provided, however, that the Trust shall not purchase or maintain any such liability insurance in contravention of applicable law, including without limitation the 1940 Act.

Item 28.  Business and Other Connections of Adviser.

         No director or officer of David L. Babson & Co., Inc., the Registrant's investment adviser, has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature at any time during the past two fiscal years.

Item 29.  Principal Underwriters -- Not Applicable.

Item 30.  Location of Accounts and Records.

         The  accounts,  books or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be kept by the Registrant and the Manager at their respective principal business offices at One Memorial Drive, Cambridge, Massachusetts 02142, and by IBT, the Registrant's Custodian and Transfer Agent, at its principal business office at 200 Clarendon Street, 5th Floor, Boston, Massachusetts 02205.

Item 31.  Management Services.

         There are no management-related service contracts not discussed in Part A or Part B.

                                      C-11






Item 32.  Undertakings.

         The Registrant hereby undertakes to furnish to each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders containing the information required by Item 5A of Form N-1A omitted from the Prospectus, upon request and without charge.

         The Registrant hereby undertakes to file a post-effective amendment, using financial statements for The DLB Growth Fund (which need not be certified), within four to six months of the effective date of this post-effective amendment to the Registrant's registration statement.

                                      C-12






                                     NOTICE

         A copy of the Agreement and Declaration of Trust of The DLB Fund Group, as amended, is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

                                      C-13





                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cambridge, The Commonwealth of Massachusetts, on the 6th day of November, 1997.

                                            THE DLB FUND GROUP

                                            By:  /s/ Ronald E. Gwozdz
                                                 _______________________________
                                                   Ronald E. Gwozdz
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of The DLB Fund Group has been signed below by the following persons in the capacities and on the dates indicated.





               *                           Trustee; Chairman                    November 6, 1997
-----------------------------------
Peter C. Thompson

/s/ Ronald E. Gwozdz
-----------------------------------        Trustee; Principal Executive         November 6, 1997
Ronald E. Gwozdz                            Officer; President


              *                           Treasurer; Principal Financial        November 6, 1997
-----------------------------------         Officer; Principal
DeAnne B. Dupont                            Accounting Officer



               *                           Trustee                              November 6, 1997
-----------------------------------
Charles E. Hugel


               *                           Trustee                              November 6, 1997
-----------------------------------
Richard A. Nenneman


               *                           Trustee                              November 6, 1997
------------------------------------
Richard J. Phelps

            *By  /s/ Ronald E. Gwozdz
             _______________________________
             Ronald E. Gwozdz
             Attorney-In-Fact

                                      C-14